Subsequent Events (Details Narrative) - USD ($)										12 Months Ended
	Sep. 14, 2018	Sep. 13, 2018	Sep. 05, 2018	Sep. 04, 2018	Aug. 31, 2018	Aug. 28, 2018	Jul. 01, 2018	Apr. 25, 2018	Oct. 17, 2016	Dec. 31, 2016	Sep. 12, 2018	Jun. 19, 2018
Debt instrument face amount												$ 114,000
Debt discount percentage									21.40%			14.00%
Cash proceeds from issuance									$ 4,210,322
Legal fees								$ 252,925
Issuance of additional preferred stock, value										$ 366,500
Legal payment								252,925
Litigation interest								$ 10,303
Subsequent Event [Member]
Number of Class B convertible preferred stock issued during period shares						7,500
Convertible preferred stock redemption date						Sep. 30, 2018
Legal fees		$ 252,925
Legal payment		252,925
Litigation interest		$ 10,303
Ownership percentage		7.00%
Subsequent Event [Member] | Six Accredited Investors [Member] | Class B Preferred Stock [Member]
Issuance of additional preferred stock					18,750
Issuance of additional preferred stock, value					$ 120,394
Subsequent Event [Member] | Six Accredited Investors [Member] | Securities Purchase Agreement [Member]
Debt instrument face amount					$ 862,500
Debt discount percentage					15.00%
Cash proceeds from issuance			$ 652,579
Commission and fees			62,850
Legal fees			30,571
Escrow fees			4,000
Legal payment			$ 30,571
Subsequent Event [Member] | Placement Agent [Member]
Issuance of additional warrants					7,500
Issuance of additional warrants, value					$ 26,843
Subsequent Event [Member] | 2018 Equity Incentive Plan [Member]
Maximum number of common stock shares issued							1,000,000
Eligible to receive common stock shares description							No employee will be eligible to receive more than 200,000 shares of common stock in any calendar year under the 2018 Plan pursuant to the grant of awards.
Subsequent Event [Member] | 2018 Equity Incentive Plan [Member] | Anniversary of the Grant Date [Member]
Vesting percentage				25.00%
Subsequent Event [Member] | 2018 Equity Incentive Plan [Member] | Employees and Officers [Member]
Vesting percentage				25.00%
Subsequent Event [Member] | 2018 Equity Incentive Plan [Member] | Board Of Directors [Member] | Minimum [Member]
common stock reserved for future issuance											1,000,000
Subsequent Event [Member] | 2018 Equity Incentive Plan [Member] | Board Of Directors [Member] | Maximum [Member]
common stock reserved for future issuance											2,000,000
Subsequent Event [Member] | 2018 Equity Incentive Plan [Member] | Employees and Officers [Member]
Number of shares granted	1,000,000